Cash	12 Months Ended
Dec. 31, 2021
Cash [Abstract]
CASH
NOTE 6:-	CASH

	December 31,
	2021	2020
Cash for immediate withdrawal - in USD	$6,590	$1,878
Cash for immediate withdrawal - in NIS	285	68

	$6,875	$1,946